Revenue (Tables)	9 Months Ended
Mar. 31, 2022
Revenue
Summary of reconciliation of the disaggregated revenue

	For the three months ended		For the nine months ended
	March 31,		March 31,
	2021	2022	2021	2022
	RMB’000	RMB’000	RMB’000	RMB’000
Major products/service lines
- Sales of lifestyle and pop toy products
- Retail sales in self-operated stores	76,638	119,211	245,036	410,449
- Product sales to franchisees	1,342,552	1,357,150	4,054,559	4,345,319
- Sales to offline distributors	377,342	383,388	1,061,638	1,457,224
- Online sales	153,620	137,705	449,310	504,780
- Other sales channels	26,228	92,813	39,032	190,106
Sub-total	1,976,380	2,090,267	5,849,575	6,907,878

- License fees, sales-based royalties, and sales–based management and consultation service fees
- License fees	21,320	32,216	52,014	83,588
- Sales-based royalties	24,309	24,185	72,402	77,577
- Sales-based management and consultation service fees	121,309	118,259	361,774	381,261
Sub-total	166,938	174,660	486,190	542,426
- Others*	86,126	76,108	263,539	317,639
	2,229,444	2,341,035	6,599,304	7,767,943

Note:

*Others mainly represented sales of fixtures to franchisees and distributors.

	For the three months ended		For the nine months ended
	March 31,		March 31,
	2021	2022	2021	2022
	RMB’000	RMB’000	RMB’000	RMB’000
Primary geographical markets
- the PRC	1,788,277	1,822,965	5,344,955	5,909,250
- Other Asian countries excluding the PRC	259,776	256,225	684,654	827,861
- America	116,985	213,871	394,728	809,501
- Europe	22,997	27,874	87,257	146,887
- Others	41,409	20,100	87,710	74,444
	2,229,444	2,341,035	6,599,304	7,767,943
Timing of revenue recognition
- Products transferred at a point of time	2,062,506	2,166,375	6,113,114	7,225,517
- Services transferred over time	166,938	174,660	486,190	542,426
Revenue from contracts with customers	2,229,444	2,341,035	6,599,304	7,767,943

Summary of receivables, contract liabilities from contracts with customers

		As at	As at
		June 30,	March 31,
	Note	2021	2022
		RMB’000	RMB’000
Receivables, which are included in ‘trade and other receivables’	18	315,001	344,787
Contract liabilities
- Current portion		(266,919)	(328,001)
- Non-current portion		(59,947)	(51,317)
Total contract liabilities		(326,866)	(379,318)

	As at	As at
	June 30,	March 31,
	2021	2022
	RMB’000	RMB’000
Contract liabilities are analyzed as follows:
- Advance payments received from customers for purchase of goods	235,435	232,097
- Deferred revenue related to license fees	91,431	91,161
- Deferred revenue related to membership fees	—	56,060
Total contract liabilities	326,866	379,318

Summary of movements in contract liabilities

Contract
liabilities
RMB’000
Balance at July 1, 2021	326,866
Decrease in contract liabilities as a result of recognizing revenue during the period that was included in the contract liabilities at the beginning of the period	(254,940)
Increase in contract liabilities as a result of receiving advance payment for purchase of goods	231,724
Increase in contract liabilities as a result of receiving payment of license fees	19,608
Increase in contract liabilities as a result of receiving payment of membership fees	56,060
Balance at March 31, 2022	379,318